Note 04 - Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[1]	€ 27,063	€ 25,538	€ 24,011
Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		6,335	5,151	5,146
Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		10,016	9,631	9,286
Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		9,155	8,234	8,126
Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,608	2,708	2,229
Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(28)	26	(225)
Corporate & Other [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(1,024)	(212)	(552)
Germany [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		10,902	9,914	9,441
Germany [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,164	2,593	2,538
Germany [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		587	450	431
Germany [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,878	5,481	5,456
Germany [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,266	1,385	992
Germany [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		7	4	23
UK [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,858	3,997	3,602
UK [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		143	144	110
UK [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,343	3,642	3,552
UK [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3	(2)	31
UK [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		356	336	292
UK [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		14	(122)	(383)
Rest of Europe, Middle East and Africa [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,024	3,249	3,355
Rest of Europe, Middle East and Africa [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,162	900	934
Rest of Europe, Middle East and Africa [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		383	255	358
Rest of Europe, Middle East and Africa [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,191	1,783	1,682
Rest of Europe, Middle East and Africa [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		275	286	344
Rest of Europe, Middle East and Africa [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		13	26	35
Americas [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,998	5,596	4,929
Americas [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		974	750	768
Americas [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,033	3,904	3,285
Americas [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		466	364	362
Americas [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		580	537	465
Americas [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(55)	41	50
Asia/Pacific [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,305	2,993	3,236
Asia/Pacific [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		892	764	796
Asia/Pacific [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,671	1,381	1,660
Asia/Pacific [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		617	608	594
Asia/Pacific [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		131	163	136
Asia/Pacific [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		€ (6)	€ 77	€ 49

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.